SUPPLEMENT DATED JUNE 30, 2023
TO THE FOLLOWING INITIAL SUMMARY PROSPECTUSES DATED MAY 1, 2023

New York Life Flexible Premium Variable Annuity III New York Life Premier Advisory Variable Annuity New York Life Premier Plus Variable Annuity II	New York Life Premier Variable Annuity II New York Life Premier Variable Annuity - FP Series
AND TO THE FOLLOWING PROSPECTUSES
AND UPDATING SUMMARY PROSPECTUSES
DATED MAY 1, 2023

New York Life
Elite Variable Annuity
New York Life
Essentials Variable Annuity
New York Life Flexible Premium Variable Annuity
New York Life Flexible Premium Variable Annuity II
New York Life Flexible Premium Variable Annuity III
New York Life Premier Advisory Variable Annuity
New York Life Premier Plus Variable Annuity
New York Life Premier Plus Variable Annuity II

New York Life Premier Variable Annuity
New York Life Premier Variable Annuity II
New York Life Premier Variable Annuity - FP Series
New York Life Premium Plus Elite Variable Annuity
New York Life Premium Plus II Variable Annuity
New York Life Premium Plus Variable Annuity
New York Life Variable Annuity

INVESTING IN

NYLIAC Variable Annuity Separate Account I NYLIAC Variable Annuity Separate Account II	NYLIAC Variable Annuity Separate Account III NYLIAC Variable Annuity Separate Account IV
This supplement amends the most recent prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity contracts referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your contract. This supplement is not valid unless it is read in conjunction with the Prospectus for your contract. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
The purpose of this supplement is to inform you of changes to your Prospectus relating to the MainStay VP MacKay International Equity – Service Class or Initial Class, as applicable, effective on or about August 28, 2023. Keeping this purpose in mind, please note the following:

A.
Name Change:
All references in the Prospectuses to MainStay VP MacKay International Equity – Service Class or Initial Class, as applicable, will be deleted and replaced with M
ainStay VP PineStone International Equity – Service Class
or Initial Class
, as applicable.

B.	Subadviser Change: The reference to Mackay Shields LLC as subadviser for the MainStay Fund will be deleted and replaced with PineStone Asset Management Inc.

C.	Current Expenses: In the Appendix of Portfolios Available Under the Policy, as applicable,
a.	the current expense for the Mainstay VP PineStone International Equity – Service Class (formerly Mainstay VP MacKay International Equity – Service Class) is deleted and replaced with 1.11%;
b.	the current expense for the Mainstay VP PineStone International Equity – Initial Class (formerly Mainstay VP MacKay International Equity – Initial Class) is deleted and replaced with 0.86%.
The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010